Investments in associates	9 Months Ended
Jul. 31, 2024
Investments accounted for using equity method [abstract]
Investments in associates
10.	Investments in associates
The Bank had significant investments in the following associates:

					As at
					July 31 2024	April 30 2024	October 31 2023
($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements (1)	Carrying value	Carrying value	Carrying value
Bank of Xi’an Co. Ltd. (2)	China	Banking	18.11%	June 30, 2024	$957	$938	$895
Maduro & Curiel’s Bank N.V. (3)	Curacao	Banking	48.10%	June 30, 2024	511	498	489
(1)	Represents the date of the most recent financial statements made available to the Bank by the associates’ management.
(2)
Based on the quoted price on the Shanghai Stock Exchange, the Bank’s Investment in Bank of Xi’an Co. Ltd. was $511

(April 30, 2024 – $548; October 31, 2023 – $529). The market value of the investment has remained below the carrying amount. The Bank performed an impairment test as at July 31, 2024 using a value in use (VIU) discounted cash flow model. The Bank concluded that there is no impairment for the period ended July 31, 2024 (April 30, 2024 – nil; October 31, 2023 – $185).

(3)
The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of July 31, 2024, these reserves amounted to $73

(April 30, 2024 – $73; October 31, 2023 – $71).